Cover	Aug. 16, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 16, 2024
Entity File Number	333-197692
Entity Registrant Name	Star Alliance International Corp.
Entity Central Index Key	0001614556
Entity Tax Identification Number	37-1757067
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2900 West Sahara Avenue
Entity Address, Address Line Two	#800
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89102
City Area Code	(833)
Local Phone Number	443-7827
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false